SUPPLEMENTAL BALANCE SHEET DISCLOSURES	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL BALANCE SHEET DISCLOSURES	SUPPLEMENTAL BALANCE SHEET DISCLOSURES
Accounts Receivable, Net
As of December 31, 2024, accounts receivable, net consisted of accounts receivable of $25.6 million, less allowance for doubtful accounts of $0.1 million. As of December 31, 2023, accounts receivable, net consisted of accounts receivable of $22.9 million, less allowance for doubtful accounts of $1.6 million.
The change in the allowance for doubtful accounts were as follows:

(In thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Balance at beginning of period	$1,552	$994	$1,061	$671
Provision (recovery) for bad debts	(996)	558	(67)	390
Write-off of uncollectible accounts, net	(448)	—	—	—
Balance at end of period	$108	$1,552	$994	$1,061
Inventories
The components of inventories were as follows:

(In thousands)	As of December 31, 2024	As of December 31, 2023
Work in process	$8,354	$10,336
Finished goods	44,750	45,348
Total inventories	$53,104	$55,684
Property and Equipment, Net
Property and equipment, net consisted of the following:

(In thousands)	As of December 31, 2024	As of December 31, 2023
Computer hardware, software and equipment	$742	$689
Furniture and fixture	9,848	7,611
Machinery and equipment	598	812
Internally developed software	1,739	854
Leasehold improvements	2,100	2,070
Total property and equipment	$15,027	$12,036
Less accumulated depreciation	(9,196)	(6,105)
Property and equipment, net	$5,831	$5,931
Depreciation expense for property and equipment for the year ended December 31, 2024, the year ended December 31, 2023, and the period from July 28, 2022 to December 31, 2022 were $3.3 million, $3.8 million, and $2.9 million, respectively. Depreciation expense for property and equipment for the period from January 1, 2022 to July 27, 2022 (Predecessor Period) was $0.5 million.
Depreciation expense pertains to property and equipment utilized as part of the Company’s SG&A activities and therefore has not been allocated to cost of goods sold.
Other Current Liabilities
The major components of other current liabilities consisted of the following:

(In thousands)	As of December 31, 2024	As of December 31, 2023
Accrued salaries and related expenses	$9,155	$8,702
Accrued sales returns and damages	2,723	2,527
Accrued interest	1,424	1,357
Accrued distribution fees	—	590
Related party liability	—	5,856
Accrued professional services	3,832	2,901
Other	2,426	1,765
Total	$19,560	$23,698
There was no related party liability as of December 31, 2024 due to the change in contract terms, which resulted in a release of the liability. The related party liability of $5.9 million as of December 31, 2023 reflects the remaining unamortized fair value of the related party inventory contract executed on the acquisition date between Obagi and the Obagi China Business (see “Note 3. Business Combinations”).